Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Summary of loss before provision (benefit) for income taxes

	Year ended December 31,
	2020	2019	2018
United States	$(780,917)	$(142,198)	$(76,122)
Foreign	(63,409)	1	7
Loss before income tax (benefit) provision	$(844,326)	$(142,197)	$(76,115)

Components of the provision (benefit) for income taxes

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(49)	$—	$—
State	250	—	—
Foreign	1,456	4	86
Total current provision	1,657	4	86
Deferred:
Federal	(442)	—	9
State	31	54	10
Foreign	(1,868)	—	—
Total deferred provision	(2,279)	54	19
Total income tax (benefit) provision	$(622)	$58	$105

Reconciliation between income taxes computed at statutory rate to the provision

	Year ended December 31,
	2020	2019	2018
Provision (benefit) for income taxes at 21% rate	$(177,309)	$(29,863)	$(15,984)
Prior year provision true-ups	(5)	3,164	(157)
State taxes, net of federal benefit	(13,328)	(7,522)	(7,525)
Stock-based compensation (benefit) expense	(190,766)	2,412	430
Non-deductible lobbying expenses	2,072	1,885	1,352
Non-deductible acquisition expenses	4,041	2,068	—
Change in valuation allowance	243,352	19,988	21,584
Net operating loss write-off	998	7,246	—
Non-deductible executive compensation	118,423	—	—
Foreign rate differential	13,456	—	—
Foreign currency adjustments	(2,086)	—	—
Income tax reserves	1,676	—	—
Other	(1,146)	680	405
Total income tax (benefit) provision	$(622)	$58	$105

Components of deferred tax assets and liabilities

	Year ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$459,508	$217,836
Accrual and other temporary differences	19,432	21,045
Operating lease	15,002	—
Stock-based compensation	8,618	4,552
Total deferred tax assets:	502,560	243,433
Deferred tax liability:
Capitalized software costs	(8,469)	(6,335)
Fixed assets	(1,351)	(2,035)
Operating lease	(11,251)	—
Total Net Deferred Tax Assets	481,489	235,063
Valuation allowance	(478,667)	(235,280)
Net deferred tax assets (liabilities)	$2,822	$(217)

Summary of reconciliation unrecognized tax benefits

	Year ended December 31,
	2020	2019	2018
Unrecognized tax benefits at the beginning of the year	$—	$—	$—
Additions for tax positions of prior years	70,341	—	—
Unrecognized tax benefits at the end of the year	$70,341	$—	$—